Analysis of performance by segment - Additional segmental analysis of revenue (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Analysis of operating segments
Gross premiums earned		£ 21,341	£ 22,105
Outward reinsurance premiums	[1]	(12,961)	(947)
Earned premiums, net of reinsurance		8,380	21,158
Other income	[2]	1,105	1,137
Total revenue		9,485	22,295
Interest income		3,009	3,355
Other investment return		(1,575)	17,274
Total revenue, net of reinsurance		10,919	42,924
Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned		21,327	22,105
Outward reinsurance premiums		(12,961)	(947)
Earned premiums, net of reinsurance		8,366	21,158
Other income		1,091	1,113
Total revenue		9,457	22,271
Operating segments
Analysis of operating segments
Interest income		2,983	3,322
Other investment return		(1,695)	17,180
Total revenue, net of reinsurance		10,798	42,825
Unallocated to a segment (other operations) - including intra-group eliminations
Analysis of operating segments
Total revenue, net of reinsurance		121	99
Elimination of intra-group amounts
Analysis of operating segments
Total revenue		(53)	(52)
Unallocated to a segment (other operations)
Analysis of operating segments
Gross premiums earned		14
Earned premiums, net of reinsurance		14
Other income		14	24
Total revenue		28	24
Interest income		26	33
Other investment return		120	94
Asia | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned		7,736	7,697
Outward reinsurance premiums		(222)	(243)
Earned premiums, net of reinsurance		7,514	7,454
Other income		157	159
Total revenue		7,671	7,613
Asia | Operating segments
Analysis of operating segments
Interest income		513	486
Other investment return		(1,703)	4,317
Total revenue, net of reinsurance		6,501	12,435
Asia | Elimination of intra-group amounts
Analysis of operating segments
Total revenue		(20)	(19)
US | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned		7,036	7,997
Outward reinsurance premiums		(141)	(168)
Earned premiums, net of reinsurance		6,895	7,829
Other income		44	374
Total revenue		6,939	8,203
US | Operating segments
Analysis of operating segments
Interest income		940	1,082
Other investment return		1,486	7,254
Total revenue, net of reinsurance		9,397	16,570
US | Elimination of intra-group amounts
Analysis of operating segments
Total revenue		(32)	(31)
Asset management (US) | Operations within segments
Analysis of operating segments
Broker-dealer fees income			305
UK and Europe | Provision for review of past annuity sales
Analysis of operating segments
Income recognized for expected insurance recoveries		166
UK and Europe | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned		6,555	6,411
Outward reinsurance premiums		(12,598)	(536)
Earned premiums, net of reinsurance		(6,043)	5,875
Other income		890	580
Total revenue		(5,153)	6,455
UK and Europe | Operating segments
Analysis of operating segments
Interest income		1,530	1,754
Other investment return		(1,478)	5,609
Total revenue, net of reinsurance		(5,100)	13,820
UK and Europe | Elimination of intra-group amounts
Analysis of operating segments
Total revenue		(1)	(2)
UK and Europe | Shareholder annuity portfolio being sold to Rothesay Life
Analysis of operating segments
Outward reinsurance premiums		(12,130)
Asset management operations
Analysis of operating segments
Other income		£ 764	£ 643

[1]	Outward reinsurance premiums of £(12,961) million includes the £(12,130) million paid during the period in respect of the reinsurance of the UK annuity portfolio. See note D1 for further details.
[2]	The half year 2017 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15 (see note A2).